Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Parenthetical) (Detail) shares in Millions	12 Months Ended
Mar. 31, 2024 shares
Stock Option And Share Appreciation Rights [Member] | Maximum [Member] | Common Class A [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation options exercised during the period	0.1